Federated Equity Funds
Federated MDT Mid Cap Growth Strategies Fund
Federated Prudent Bear Fund
Federated Income Securities Trust
Federated Muni and Stock Advantage Fund
Federated MDT Series
Federated MDT Large-Cap Growth Fund
Federated MDT Small-Cap Core Fund
Federated MDT Small-Cap Growth Fund
Federated Managed Pool Series
Federated International Dividend Strategy Portfolio
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
All Funds except Federated International Dividend Strategy Portfolio:
Under the “Securities Lending Agent” heading in the “Appendix,” please delete “Wells Fargo Bank, N.A.” and replace it with “Citibank, N.A.”
Federated International Dividend Strategy Portfolio only:
Please add the following under the “Appendix”:
“Securities Lending Agent
Citibank, N.A.”
January 20, 2016

Federated Investors Funds
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Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452996 (1/16)
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2016 ©Federated Investors, Inc.